UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22867

Cohen & Steers Future of Energy Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Future of Energy Fund, Inc. annual shareholder report as of November 30, 2024 Class A - MLOAX

This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.25%
How did the Fund perform during the last year and what affected its performance?

The share class had a 20.18% total return in the 12 months ended November 30, 2024, compared with the Linked Index,1 which returned 14.39%, and the MSCI World Index - net,2 which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	S&P 500 Index[2]
Linked Index[1]	MSCI World Index - net[2]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	14.78%	11.21%	1.94%
Without sales charge	20.18%	12.24%	2.41%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
[3]	Reflects a 4.50% front-end sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. annual shareholder report as of November 30, 2024 Class C - MLOCX

This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.90%
How did the Fund perform during the last year and what affected its performance?

The share class had a 19.35% total return in the 12 months ended November 30, 2024, compared with the Linked Index,1 which returned 14.39%, and the MSCI World Index - net,2 which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	S&P 500 Index[2]
Linked Index[1]	MSCI World Index - net[2]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	18.35%	11.54%	1.74%
Without sales charge	19.35%	11.54%	1.74%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
[3]	Reflects a contingent deferred sales charge of 1.00%.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. annual shareholder report as of November 30, 2024 Class I - MLOIX

This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.90%
How did the Fund perform during the last year and what affected its performance?

The share class had a 20.60% total return in the 12 months ended November 30, 2024, compared with the Linked Index,1 which returned 14.39%, and the MSCI World Index - net,2 which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation
Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	S&P 500 Index[2]
Linked Index[1]	MSCI World Index - net[2]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
Class I3	20.60%	12.65%	2.77%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
[3]	This class does not impose a sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. annual shareholder report as of November 30, 2024 Class R - MLORX

This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$154	1.40%
How did the Fund perform during the last year and what affected its performance?

The share class had a 19.92% total return in the 12 months ended November 30, 2024, compared with the Linked Index,1 which returned 14.39%, and the MSCI World Index - net,2 which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	S&P 500 Index[2]
Linked Index[1]	MSCI World Index - net[2]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
Class R3	19.92%	12.08%	2.25%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
[3]	This class does not impose a sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. annual shareholder report as of November 30, 2024 Class Z - MLOZX

This annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$99	0.90%
How did the Fund perform during the last year and what affected its performance?

The share class had a 20.59% total return in the 12 months ended November 30, 2024, compared with the Linked Index,1 which returned 14.39%, and the MSCI World Index - net,2 which returned 27.83%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index, in part due to an overweight in EQT Corporation, which rose more than 20%. Stock selection in the oilfield services & equipment sector also contributed, due in large part to the timing of the Fund's allocation to Schlumberger, which had a sizable decline in the Linked Index. The timing of the Fund's allocation to integrated electric utilities aided relative performance, as did stock selection in that sector.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings had a decline as a group. An out-of-index position in the measurement instruments sector also hindered performance. Stock selection in power generation detracted as well, in part due to an out-of-index allocation to RWE, a Germany-based multinational power company whose shares declined in the period.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly contributed to the Fund's total return for the 12 months ended November 30, 2024.

Top contributing sectors	Top detracting sectors
Exploration & Production	Renewable Energy Equipment
Oilfield Services & Equipment	Measurement Instruments
Integrated Electric Utilities	Power Generation
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	S&P 500 Index[2]
Linked Index[1]	MSCI World Index - net[2]
Average annual total returns (%)*
(as of November 30, 2024)
	1 Year	5 Years	10 Years
Class Z3	20.59%	12.63%	2.78%
Linked Index[1]	14.39%	12.68%	3.87%
S&P 500 Index[2]	33.89%	15.76%	13.34%
MSCI World Index - net[2]	27.83%	12.41%	10.06%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of November 30, 2024)
Net assets	$124,290,035
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	220%
Net advisory fees paid	$392,846
Portfolio holdings (as of November 30, 2024)

Top ten holdings[4,5]	(%)
Energy Transfer LP	7.6%
Phillips 66	7.3%
Hess Corp.	6.3%
ConocoPhillips	5.8%
TC Energy Corp.	5.6%
Chevron Corp.	4.4%
Exxon Mobil Corp.	3.8%
Canadian Natural Resources Ltd.	3.7%
First Solar, Inc.	3.5%
Pembina Pipeline Corp.	3.2%

Sector diversification[4,6]	(%)
Exploration & Production	26.5%
Midstream - Oil & Gas	18.9%
Integrated Oils	15.0%
Refining & Marketing	7.3%
Power Generation	7.3%
Renewable Energy Equipment	6.2%
Oilfield Services & Equipment	5.1%
Integrated Electric Utilities	3.8%
Electrical Power Equipment	2.7%
Other (includes short-term Investments)	7.0%

Country diversification[4,6]	(%)
United States	64.1%
Canada	23.7%
Denmark	3.1%
United Kingdom	2.9%
Germany	1.8%
Italy	1.3%
Thailand	1.1%
Netherlands	1.0%
Other (includes short-term investments)	1.0%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent shareholder report for the period ended May 31, 2024 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in energy and energy-related companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

[2]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
[3]	This class does not impose a sales charge.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. In December 2023, the Registrant amended the Code of Ethics to make immaterial stylistic updates. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. A current copy of the Code of Ethics is available on the Registrant website at https://assets.cohenandsteers.com/assets/content/uploads/Code_of_Ethics_for_Principal_Executive_and_Principal_Financial_Officers_of_the_Funds.pdf. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s board has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Ramona Rogers-Windsor is a member of the board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended November 30, 2024 and November 30, 2023 for professional services rendered by the Registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$52,892	$52,142
Audit-Related Fees	$0	$0
Tax Fees	$33,467	$33,467
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the preparation and review of federal and state tax returns and the computation of corporate and franchise tax amounts.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2024 and November 30, 2023, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2024	2023
Registrant	$33,467	$33,467
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

We would like to share with you our report for the year ended November 30, 2024. The total returns for Cohen & Steers Future of Energy Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended November 30, 2024	Year Ended November 30, 2024
Cohen & Steers Future of Energy Fund, Inc.:
Class A	5.51%	20.18%
Class C	5.13%	19.35%
Class I	5.65%	20.60%
Class R	5.35%	19.92%
Class Z	5.64%	20.59%
Linked Index(a)	4.18%	14.39%
S&P 500 Index(a)	15.07%	33.89%
MSCI World Index - net(a)	11.26%	27.83%

Effective at the close of business on March 28, 2024, the Fund changed its name and principal investment strategies. Performance data prior to such time reflects the Fund’s prior principal investment strategies.

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that all distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are return of capital distributed from the Fund’s assets. Return of capital distributions decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio.

(a)

The Linked Index consists of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies and is a capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities. The S&P 500 Utilities Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard (GICS) utilities sector. The S&P 500 Oil & Gas Refining & Marketing Index is a subset of the S&P 500 Index that includes companies engaged in the refining and marketing of oil, gas and/or refined products. The S&P Energy Select Sector Index is a modified market cap index comprised of energy-related companies within the S&P 500, as defined by the GICS energy sector classification. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of US stock market performance. The MSCI World Index - net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2024

		Shares	Value
COMMON STOCK	99.0%
BASE METALS	2.6%
Cameco Corp. (Canada)		54,908	$3,264,281

ELECTRICAL POWER EQUIPMENT	2.7%
Eaton Corp. PLC		4,066	1,526,458
Net Power, Inc.(a)		146,200	1,872,822

			3,399,280

EXPLORATION & PRODUCTION	26.5%
Antero Resources Corp.(a)		52,178	1,705,699
ARC Resources Ltd. (Canada)		190,082	3,503,922
BKV Corp.(a)		63,693	1,398,698
Canadian Natural Resources Ltd. (Canada)		135,960	4,614,376
ConocoPhillips		66,898	7,247,729
EQT Corp.		71,956	3,269,681
Expand Energy Corp.		27,207	2,692,405
Hess Corp.		52,792	7,769,927
Landbridge Co. LLC, Class A(a)		9,022	685,672

			32,888,109

GAS UTILITIES	1.3%
Italgas SpA (Italy)		259,332	1,557,509

INFRASTRUCTURE CONSTRUCTION	1.3%
Quanta Services, Inc.		4,746	1,635,092

INTEGRATED ELECTRIC UTILITIES	3.8%
Alliant Energy Corp.		39,385	2,489,132
Evergy, Inc.		34,641	2,238,848

			4,727,980

INTEGRATED OILS	15.0%
BP PLC (United Kingdom)		370,577	1,816,846
Chevron Corp.		33,792	5,471,938
Exxon Mobil Corp.(b)		40,274	4,750,721
Shell PLC		96,292	3,107,005
Suncor Energy, Inc. (Canada)		87,927	3,498,492

			18,645,002

MIDSTREAM—OIL & GAS	18.9%
Delek Logistics Partners LP		20,050	808,817

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

November 30, 2024

		Shares	Value
Energy Transfer LP		477,744	$9,487,996
Koninklijke Vopak NV (Netherlands)		27,336	1,281,585
Pembina Pipeline Corp. (Canada)		95,968	3,953,458
TC Energy Corp. (Canada)		143,821	7,011,550
Superior Plus Corp. (Canada)		205,776	972,922

			23,516,328

OILFIELD SERVICES & EQUIPMENT	5.1%
Baker Hughes Co.		82,455	3,623,897
TechnipFMC PLC (United Kingdom)		57,489	1,803,430
Tenaris SA		49,669	954,574

			6,381,901

POWER GENERATION	7.3%
Constellation Energy Corp.		6,523	1,673,541
Orsted AS (Denmark)(a)(c)		43,664	2,427,395
RWE AG (Germany)		65,783	2,218,730
TransAlta Corp. (Canada)		237,037	2,686,696

			9,006,362

REFINING & MARKETING	7.3%
Phillips 66		67,572	9,053,296

RENEWABLE ENERGY EQUIPMENT	6.2%
Array Technologies, Inc.(a)		158,631	1,064,414
Enphase Energy, Inc.(a)		12,692	905,574
First Solar, Inc.(a)		21,557	4,295,664
Vestas Wind Systems AS (Denmark)(a)		94,363	1,468,794

			7,734,446

RENEWABLE ENERGY PROJECT DEVELOPMENT	1.0%
Sunrun, Inc.(a)		106,634	1,229,490

TOTAL COMMON STOCK (Identified cost—$107,266,478)			123,039,076

WARRANTS—ELECTRICAL POWER EQUIPMENT	0.0%
Net Power, Inc., exercise price $11.50, expires 3/12/26(a)		10,772	47,397

TOTAL WARRANTS (Identified cost—$36,626)			47,397

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

November 30, 2024

		Shares	Value
SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.59%(d)		137,695	$137,695
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.59%(d)		1,038,000	1,038,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,175,695)			1,175,695

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$108,478,799)	100.0%		124,262,168
WRITTEN OPTION CONTRACTS (Premiums received—$9,043)	(0.0)		(10,500)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		38,367

NET ASSETS	100.0%		$124,290,035

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(e)	Premiums Received	Value
Call—Cameco Corp.	$62.00	12/20/24	(75)	$(445,875)	$(9,043)	$(10,500)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	866,178	USD	614,868	12/3/24	$(3,782)
Brown Brothers Harriman	CAD	1,135,598	USD	812,611	12/3/24	1,533
Brown Brothers Harriman	CAD	824,437	USD	592,787	12/3/24	3,949
Brown Brothers Harriman	CAD	1,304,839	USD	937,201	12/3/24	5,247
Brown Brothers Harriman	CAD	37,746,249	USD	27,097,286	12/3/24	137,804
Brown Brothers Harriman	DKK	9,741,048	USD	1,375,966	12/3/24	(6,194)
Brown Brothers Harriman	DKK	17,153,714	USD	2,500,629	12/3/24	66,684
Brown Brothers Harriman	EUR	7,817,956	USD	8,497,806	12/3/24	224,066
Brown Brothers Harriman	GBP	1,531,373	USD	1,938,856	12/3/24	(13,032)
Brown Brothers Harriman	GBP	2,354,668	USD	3,026,620	12/3/24	25,360

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

November 30, 2024

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	28,598,881	CAD	40,038,720	12/3/24	$(2,049)
Brown Brothers Harriman	USD	325,087	CAD	452,369	12/3/24	(1,992)
Brown Brothers Harriman	USD	990,958	CAD	1,386,212	12/3/24	(885)
Brown Brothers Harriman	USD	395,776	DKK	2,727,213	12/3/24	(8,811)
Brown Brothers Harriman	USD	3,422,337	DKK	24,167,549	12/3/24	6,803
Brown Brothers Harriman	USD	1,980,280	EUR	1,869,547	12/3/24	(1,739)
Brown Brothers Harriman	USD	1,268,276	EUR	1,203,557	12/3/24	5,448
Brown Brothers Harriman	USD	5,010,991	EUR	4,744,852	12/3/24	10,484
Brown Brothers Harriman	USD	4,938,847	GBP	3,886,041	12/3/24	14,300
Brown Brothers Harriman	CAD	36,614,821	USD	26,168,584	12/23/24	(2,955)
Brown Brothers Harriman	DKK	27,446,513	USD	3,890,413	12/23/24	(8,231)
Brown Brothers Harriman	EUR	5,673,117	USD	5,995,690	12/23/24	(13,371)
Brown Brothers Harriman	GBP	3,866,021	USD	4,912,862	12/23/24	(14,702)
						$423,935

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Note:	Percentages indicated are based on the net assets of the Fund.
(a)	Non–income producing security.
(b)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $313,184 in aggregate has been pledged as collateral.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,427,395 which represents 2.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven–day yield.
(e)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2024

ASSETS:
Investments in securities, at value (Identified cost—$108,478,799)	$124,262,168
Foreign currency, at value (Identified cost—$366,606)	367,872
Receivable for:
Dividends, distributions and interest	333,445
Fund shares sold	247,134
Unrealized appreciation on forward foreign currency exchange contracts	501,678
Other assets	900

Total Assets	125,713,197

LIABILITIES:
Written option contracts, at value (Premiums received—$9,043)	10,500
Unrealized depreciation on forward foreign currency exchange contracts	77,743
Payable for:
Investment securities purchased	954,718
Investment advisory fees	52,480
Shareholder servicing fees	32,244
Fund shares redeemed	13,180
Distribution fees	7,695
Administration fees	4,851
Directors’ fees	697
Other liabilities	269,054

Total Liabilities	1,423,162

NET ASSETS	$124,290,035

NET ASSETS consist of:
Paid-in capital	$166,840,069
Total distributable earnings/(accumulated loss)	(42,550,034)

$124,290,035

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

November 30, 2024

CLASS A SHARES:
NET ASSETS	$21,725,543
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,328,668

Net asset value and redemption price per share	$9.33

Maximum offering price per share ($9.33 ÷ 0.955)(a)	$9.77

CLASS C SHARES:
NET ASSETS	$5,555,098
Shares issued and outstanding ($0.001 par value common stock outstanding)	597,345

Net asset value and offering price per share(b)	$9.30

CLASS I SHARES:
NET ASSETS	$96,719,089
Shares issued and outstanding ($0.001 par value common stock outstanding)	10,350,686

Net asset value, offering and redemption price per share	$9.34

CLASS R SHARES:
NET ASSETS	$258,885
Shares issued and outstanding ($0.001 par value common stock outstanding)	27,650

Net asset value, offering and redemption price per share	$9.36

CLASS Z SHARES:
NET ASSETS	$31,420
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,360

Net asset value, offering and redemption price per share	$9.35

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended November 30, 2024

Investment Income:
Dividend income and distributions (net of $252,838 of foreign withholding tax)	$3,453,789
Interest income	1,205

Total Investment Income	3,454,994

Expenses:
Investment advisory fees	922,216
Distribution fees—Class A	39,020
Distribution fees—Class C	37,011
Distribution fees—Class R	1,380
Shareholder servicing fees—Class A	15,608
Shareholder servicing fees—Class C	12,337
Shareholder servicing fees—Class I	69,874
Professional fees	231,629
Registration and filing fees	122,184
Administration fees	103,435
Shareholder reporting expenses	56,844
Transfer agent fees and expenses	19,088
Custodian fees and expenses	13,500
Directors’ fees and expenses	6,059
Miscellaneous	20,053

Total Expenses	1,670,238
Reduction of Expenses (See Note 2)	(529,370)

Net Expenses	1,140,868

Net Investment Income (Loss)	2,314,126

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	34,141,651
Written option contracts	117,487
Forward foreign currency exchange contracts	416,683
Foreign currency transactions	(15,218)

Net realized gain (loss)	34,660,603

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(15,519,414)
Written option contracts	(3,793)
Forward foreign currency exchange contracts	423,935
Foreign currency translations	221

Net change in unrealized appreciation (depreciation)	(15,099,051)

Net Realized and Unrealized Gain (Loss)	19,561,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,875,678

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$2,314,126	$2,156,188
Net realized gain (loss)	34,660,603	16,967,021
Net change in unrealized appreciation (depreciation)	(15,099,051)	(15,716,106)

Net increase (decrease) in net assets resulting from operations	21,875,678	3,407,103

Distributions to Shareholders:
Class A	(836,315)	(550,141)
Class C	(310,551)	(152,004)
Class I	(7,168,196)	(4,151,763)
Class R	(20,365)	(10,058)
Class Z	(2,410)	(2,039)

Total distributions	(8,337,837)	(4,866,005)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(3,503,033)	(28,344,112)

Total increase (decrease) in net assets	10,034,808	(29,803,014)
Net Assets:
Beginning of year	114,255,227	144,058,241

End of year	$124,290,035	$114,255,227

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended November 30,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.33	$8.34	$6.58	$4.91	$6.78

Income (loss) from investment operations:

Net investment income (loss)(a)	0.14	0.12	0.09	0.06	0.03
Net realized and unrealized gain (loss)	1.47	0.16	1.93	1.85	(1.55)

Total from investment operations	1.61	0.28	2.02	1.91	(1.52)

Less dividends and distributions to shareholders from:

Net investment income	(0.61)	(0.29)	(0.13)	(0.08)	(0.02)
Tax return of capital	—	—	(0.13)	(0.16)	(0.33)

Total dividends and distributions to shareholders	(0.61)	(0.29)	(0.26)	(0.24)	(0.35)

Net increase (decrease) in net asset value	1.00	(0.01)	1.76	1.67	(1.87)

Net asset value, end of year	$9.33	$8.33	$8.34	$6.58	$4.91

Total return(b)(c)	20.18%	3.68%	31.26%	39.44%	–21.88%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$21.7	$14.1	$17.7	$12.7	$9.9

Ratios to average daily net assets:

Expenses (before expense reduction)	1.65%	1.51%	1.55%	1.68%	1.59%

Expenses (net of expense reduction)	1.25%	1.25%	1.25%	1.25%	1.26%

Net investment income (loss) (before expense reduction)	1.17%	1.28%	0.86%	0.51%	0.28%

Net investment income (loss) (net of expense reduction)	1.57%	1.54%	1.16%	0.94%	0.61%

Portfolio turnover rate	220%	74%	58%	94%	105%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended November 30,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.31	$8.31	$6.56	$4.89	$6.74

Income (loss) from investment operations:

Net investment income (loss)(a)	0.09	0.07	0.04	0.02	(0.00	)(b)
Net realized and unrealized gain (loss)	1.46	0.17	1.91	1.85	(1.54)

Total from investment operations	1.55	0.24	1.95	1.87	(1.54)

Less dividends and distributions to shareholders from:

Net investment income	(0.56)	(0.24)	(0.07)	(0.04)	—
Tax return of capital	—	—	(0.13)	(0.16)	(0.31)

Total dividends and distributions to shareholders	(0.56)	(0.24)	(0.20)	(0.20)	(0.31)

Net increase (decrease) in net asset value	0.99	—	1.75	1.67	(1.85)

Net asset value, end of year	$9.30	$8.31	$8.31	$6.56	$4.89

Total return(c)(d)	19.35%	3.09%	30.26%	38.69%	–22.32%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$5.6	$4.8	$6.0	$5.8	$5.9

Ratios to average daily net assets:

Expenses (before expense reduction)	2.30%	2.16%	2.20%	2.33%	2.24%

Expenses (net of expense reduction)	1.90%	1.90%	1.90%	1.90%	1.91%

Net investment income (loss) (before expense reduction)	0.69%	0.62%	0.20%	(0.12)%	(0.43)%

Net investment income (loss) (net of expense reduction)	1.09%	0.88%	0.50%	0.31%	(0.10)%

Portfolio turnover rate	220%	74%	58%	94%	105%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended November 30,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.34	$8.35	$6.59	$4.92	$6.79

Income (loss) from investment operations:

Net investment income (loss)(a)	0.18	0.15	0.12	0.08	0.05
Net realized and unrealized gain (loss)	1.46	0.16	1.92	1.85	(1.55)

Total from investment operations	1.64	0.31	2.04	1.93	(1.50)

Less dividends and distributions to shareholders from:

Net investment income	(0.64)	(0.32)	(0.15)	(0.10)	(0.04)
Tax return of capital	—	—	(0.13)	(0.16)	(0.33)

Total dividends and distributions to shareholders	(0.64)	(0.32)	(0.28)	(0.26)	(0.37)

Net increase (decrease) in net asset value	1.00	(0.01)	1.76	1.67	(1.87)

Net asset value, end of year	$9.34	$8.34	$8.35	$6.59	$4.92

Total return(b)	20.60%	4.04%	31.66%	39.81%	–21.45%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$96.7	$95.0	$119.9	$83.8	$73.1

Ratios to average daily net assets:

Expenses (before expense reduction)	1.37%	1.24%	1.28%	1.40%	1.30%

Expenses (net of expense reduction)	0.90%	0.90%	0.90%	0.90%	0.91%

Net investment income (loss) (before expense reduction)	1.66%	1.53%	1.14%	0.77%	0.61%

Net investment income (loss) (net of expense reduction)	2.13%	1.87%	1.52%	1.27%	1.00%

Portfolio turnover rate	220%	74%	58%	94%	105%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended November 30,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.36	$8.36	$6.60	$4.92	$6.78

Income (loss) from investment operations:

Net investment income (loss)(a)	0.14	0.11	0.08	0.05	0.03
Net realized and unrealized gain (loss)	1.46	0.17	1.92	1.86	(1.56)

Total from investment operations	1.60	0.28	2.00	1.91	(1.53)

Less dividends and distributions to shareholders from:

Net investment income	(0.60)	(0.28)	(0.11)	(0.07)	(0.00	)(b)
Tax return of capital	—	—	(0.13)	(0.16)	(0.33)

Total dividends and distributions to shareholders	(0.60)	(0.28)	(0.24)	(0.23)	(0.33)

Net increase (decrease) in net asset value	1.00	—	1.76	1.68	(1.86)

Net asset value, end of year	$9.36	$8.36	$8.36	$6.60	$4.92

Total return(c)	19.92%	3.62%	30.94%	39.33%	–21.98%

Ratios/Supplemental Data:

Net assets, end of year (in 000s)	$258.9	$287.0	$300.5	$204.4	$150.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.80%	1.65%	1.70%	1.83%	1.74%

Expenses (net of expense reduction)	1.40%	1.40%	1.40%	1.40%	1.41%

Net investment income (loss) (before expense reduction)	1.23%	1.13%	0.70%	0.36%	0.23%

Net investment income (loss) (net of expense reduction)	1.63%	1.38%	1.00%	0.79%	0.56%

Portfolio turnover rate	220%	74%	58%	94%	105%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended November 30,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.35	$8.36	$6.60	$4.92	$6.80

Income (loss) from investment operations:

Net investment income (loss)(a)	0.19	0.15	0.06	0.07	0.05
Net realized and unrealized gain (loss)	1.45	0.16	1.98	1.87	(1.56)

Total from investment operations	1.64	0.31	2.04	1.94	(1.51)

Less dividends and distributions to shareholders from:

Net investment income	(0.64)	(0.32)	(0.15)	(0.10)	(0.04)
Tax return of capital	—	—	(0.13)	(0.16)	(0.33)

Total dividends and distributions to shareholders	(0.64)	(0.32)	(0.28)	(0.26)	(0.37)

Net increase (decrease) in net asset value	1.00	(0.01)	1.76	1.68	(1.88)

Net asset value, end of year	$9.35	$8.35	$8.36	$6.60	$4.92

Total return(b)	20.59%	4.04%	31.62%	40.02%	–21.57%

Ratios/Supplemental Data:

Net assets, end of year (in 000s)	$31.4	$45.3	$59.0	$719.5	$483.8

Ratios to average daily net assets:

Expenses (before expense reduction)	1.30%	1.16%	1.20%	1.33%	1.24%

Expenses (net of expense reduction)	0.90%	0.90%	0.90%	0.90%	0.91%

Net investment income (loss) (before expense reduction)	1.75%	1.62%	0.57%	0.73%	0.68%

Net investment income (loss) (net of expense reduction)	2.15%	1.88%	0.87%	1.16%	1.01%

Portfolio turnover rate	220%	74%	58%	94%	105%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Future of Energy Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 8, 2013 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. Effective at the close of business on March 28, 2024, the Fund’s name changed from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc., and the principal investment strategies and principal risks of the Fund also changed. The Fund’s investment objective is to provide attractive total return, comprised of current income and price appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$123,039,076	$—	$—	$123,039,076
Warrants	47,397	—	—	47,397
Short-Term Investments	—	1,175,695	—	1,175,695

Total Investments in Securities(a)	$123,086,473	$1,175,695	$—	$124,262,168

Forward Foreign Currency Exchange Contracts	$—	$501,678	$—	$501,678

Total Derivative Assets(a)	$—	$501,678	$—	$501,678

Forward Foreign Currency Exchange Contracts	$—	$(77,743)	$—	$(77,743)
Written Option Contracts	(10,500)	—	—	(10,500)

Total Derivative Liabilities(a)	$(10,500)	$(77,743)	$—	$(88,243)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from common stock and Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the securities and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by these securities and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of November 30, 2024, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.80% of the average daily net assets of the Fund.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

For the year ended November 30, 2024 and through June 30, 2026, the investment advisor contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), did not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the year ended November 30, 2024, fees waived and/or expenses reimbursed totaled $529,370.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the year ended November 30, 2024, the Fund incurred $57,638 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended November 30, 2024, the Fund has been advised that the distributor received $6,795, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $13 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a

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NOTES TO FINANCIAL STATEMENTS—(Continued)

CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $688 for the year ended November 30, 2024.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended November 30, 2024, totaled $250,612,378 and $257,014,329, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at November 30, 2024, if any, and the effect of derivatives held during the year ended November 30, 2024, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written Option Contracts—Exchange-Traded(a)	—	$—	Written option contracts, at value	$10,500
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(b)	Unrealized appreciation	501,678	Unrealized depreciation	77,743

(a)	Not subject to a master netting agreement or another similar arrangement.
(b)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	$117,487	$(3,793)
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	416,683	423,935

The following summarizes the monthly average volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the year ended November 30, 2024:

	Written Option Contracts(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$795,259	$40,261,431

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents eight months for written option contracts and seven months for forward foreign currency exchange contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended November 30,
	2024	2023
Ordinary income	$8,337,837	$4,866,005

As of November 30, 2024, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$117,148,197

Gross unrealized appreciation on investments	$11,192,243
Gross unrealized depreciation on investments	(4,049,504)

Net unrealized appreciation (depreciation) on investments	$7,142,739

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The Fund incurred ordinary losses of $320,184 after October 31, 2024 that it has elected to defer to the following year.

During the year ended November 30, 2024, the Fund utilized net capital loss carryforwards of $23,758,067.

As of November 30, 2024, the Fund has a net capital loss carryforward of $49,372,589 which may be used to offset future capital gains. The loss is comprised of $20,000,853 of short-term capital loss carryover and $29,371,736 of long-term capital loss carryover, which under current federal income tax rules, may offset capital gains recognized in any future period.

As of November 30, 2024, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities and partnership investments and permanent book/tax differences primarily attributable to partnership investments. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $8,597 and total distributable earnings/(accumulated loss) was credited $8,597. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended November 30, 2024		For the Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Class A:
Sold	1,428,847	$12,397,162	363,554	$2,882,619
Issued as reinvestment of dividends and distributions	76,169	647,539	60,964	477,823
Redeemed	(873,089)	(7,683,608)	(854,326)	(6,691,897)

Net increase (decrease)	631,927	$5,361,093	(429,808)	$(3,331,455)

Class C:
Sold	102,634	$894,457	63,857	$501,155
Issued as reinvestment of dividends and distributions	31,896	271,797	17,551	137,408
Redeemed	(117,903)	(1,001,682)	(227,834)	(1,797,290)

Net increase (decrease)	16,627	$164,572	(146,426)	$(1,158,727)

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	For the Year Ended November 30, 2024		For the Year Ended November 30, 2023
	Shares	Amount	Shares	Amount

Class I:
Sold	3,577,966	$30,938,887	2,496,946	$19,755,368
Issued as reinvestment of dividends and distributions	712,818	6,088,940	459,546	3,606,029
Redeemed	(5,322,272)	(45,980,990)	(5,939,498)	(47,188,922)

Net increase (decrease)	(1,031,488)	$(8,953,163)	(2,983,006)	$(23,827,525)

Class R:
Sold	1,817	$16,048	8,439	$67,642
Issued as reinvestment of dividends and distributions	2,360	20,232	1,270	9,996
Redeemed	(10,876)	(94,732)	(11,316)	(91,060)

Net increase (decrease)	(6,699)	$(58,452)	(1,607)	$(13,422)

Class Z:
Sold	155	$1,331	124	$1,007
Issued as reinvestment of dividends and distributions	269	2,287	259	2,038
Redeemed	(2,486)	(20,701)	(2,024)	(16,028)

Net increase (decrease)	(2,062)	$(17,083)	(1,641)	$(12,983)

Note 7. Other Risks

Energy Sector Risk: The Fund will be subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector has lagged the performance of other sectors or the broader market as a whole. Recent uncertainty in the energy markets has had an adverse effect on energy-related securities, and it is unclear when these markets may stabilize. In addition, there are several specific risks associated with investments in the energy sector, including the following: fluctuations in commodity prices; reduced volumes of energy commodities available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions that can limit growth potential; reduced demand for energy commodities; depletion of energy commodities; regulatory changes; rising interest rates; extreme weather or other natural disasters; and terrorism, war, sanctions, trade disruptions and other geopolitical risks.

Market Volatility Risk: The Fund’s strategy of focusing its investments in equity securities of energy and energy-related companies means that the performance of the Fund will be closely tied to the

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

performance of the energy infrastructure industry. Recent market volatility in the energy markets has significantly affected the performance of the energy infrastructure industry, as well as the performance of the energy and energy-related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of energy and energy-related companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.

Utilities Sector Risks: Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; the potential impact of natural disasters and terrorist attacks on the utility industry and its customers; increased competition; potential losses resulting from a changes in regulations; and liabilities for environmental damage and general civil liabilities.

Clean Energy Risk: Many clean energy companies are involved in the development and commercialization of new technologies, which may be subject to delays resulting from budget constraints, technological difficulties, or public and regulatory opposition. Clean energy companies may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. In addition, seasonal weather conditions, fluctuations in the supply of and demand for clean energy products, changes in energy prices, and international political events may cause fluctuations in the performance of clean energy companies and the prices of their securities.

Renewable Companies Risk: Renewable companies may be subject to a variety of factors that may adversely affect their business or operations, including costs and losses associated with environmental and other regulations and enforcement policies or changes thereto, obsolescence of its existing offerings, the effects of economic slowdown, short production cycles, increased competition from other providers of services, the effects of energy conservation policies and other factors.

Because many renewable companies may be concentrated in a particular industry or industry sector (for example, the energy sector), they are subject to risks associated with such industry or sector. Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; the success of research or exploration projects, changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering resources; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, the industry also can be significantly affected by the supply of and demand for specific products or services, including the supply of and demand and price of traditional energy sources (e.g., oil and gas).

Interest Rate Risk to Energy and Energy-Related Companies Risk: Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy and

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Energy-Related Companies to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of Energy and Energy-Related Companies. Rising interest rates may also impact the price of the securities of Energy and Energy-Related Companies as the yields on alternative investments increase.

Tax Risk: The Fund intends to qualify each year as a RIC for U.S. federal income tax purposes under Subchapter M of the Code. For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements, including that, at the close of each quarter of its taxable year, no more than 25% of its total assets will be invested in Qualified Publicly Traded Partnerships (QPTPs). The Fund expects that the MLPs that are treated as publicly traded partnerships for tax purposes in which the Fund invests will generally be QPTPs. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the Internal Revenue Service (IRS) or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this 25% requirement. As of November 30, 2024, the Fund held 8% of total assets in QPTPs.

Non-corporate taxpayers are permitted to deduct a portion of any income derived from an interest in an MLP that constitutes “qualified publicly traded partnership income.” This deduction is not available in respect of any such income that is allocated to or reflected in net recapture income realized by a RIC in respect of its interest in an MLP, and distributed by the RIC to its shareholders. As a result, it is possible that a non-corporate shareholder will be subject to a higher effective tax rate on any such distributions received from the Fund compared to the effective rate applicable to any qualified publicly traded partnership income the shareholder would derive if the shareholder invested directly in an MLP.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions such as the fixed income securities markets and municipal securities markets, may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop.There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

MLP Risk: An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Counterparty Risk: Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.

Liquidity Risk: Although the equity securities, including those of the MLPs, in which the Fund invests generally trade on major stock exchanges, certain securities may trade less frequently, particularly those of MLPs and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Also, the Fund may be one of the largest investors in certain sub-sectors of the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when the investment advisor believes it is desirable to do so.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Non-Diversification Risk: As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after November 30, 2024 through the date that the financial statements were issued, has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Future of Energy Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cohen & Steers Future of Energy Fund, Inc. (the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

January 24, 2025

We have served as the auditor of one or more investment companies in the Cohen & Steers family of mutual funds since 1991.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

(The following pages are unaudited)

TAX INFORMATION—2024

For the fiscal year ended November 30, 2024, for individual taxpayers, the Fund designates $3,280,823 as qualified dividend income eligible for reduced tax rates. In addition, for corporate taxpayers, 18.27% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling , (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 4, 2024 and at a meeting of the full Board of Directors held on June 18, 2024. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive sessions on June 17, 2024 and June 18, 2024. At the meeting of the full Board of Directors on June 18, 2024, the Advisory Agreements were unanimously continued for a term ending June 30, 2025 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other items, fee, expense

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board of Directors. The Board of Directors noted that the Fund changed its name, investment strategy and benchmarks effective March 28, 2024, and that materials they reviewed only include the Fund’s fee, expense and performance information prior to such changes. In addition, the Board of Directors also considered a supplemental peer group compiled by the Investment Advisor because the Peer Funds are a comparison of the new peer group and reflective of the Fund’s current investment strategy. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board of Directors also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant linked blended benchmark. The Board of Directors noted that the Fund underperformed the Peer Group medians for the one-, three-, five-, and ten-year periods ended March 31, 2024, ranking ten out of twelve peers, nine out of twelve peers, ten out of eleven peers, and four out of six peers, respectively. The Board of Directors noted that the Fund outperformed the linked

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

blended benchmark for the three-year period ended March 31, 2024 and, underperformed its linked blended benchmark for the one-, five-, and ten-year periods ended March 31, 2024. The Board of Directors also considered the Fund’s performance as compared to a supplemental peer group compiled by the Investment Advisor, and noted that the Fund outperformed the supplemental peer group median for the one- and ten-year periods and underperformed the supplemental peer group median for the three- and five-year periods ended March 31, 2024, ranking two out of five peers, two out of five peers, four out of five peers, and four out of five peers, respectively. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the period. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. In addition, the Board of Directors took into account changes to the Fund’s investment strategy that became effective March 28, 2024. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were the lowest in the Peer Group, ranking one out of twelve peers for each. The Board of Directors also considered the Fund’s actual management fee, as well as the Fund’s total expense ratio, compared to a supplemental peer group compiled by the Investment Advisor, and noted that the Fund’s actual management fee and overall total expense ratio were lower than the supplemental peer group median, ranking two out of five peers for each. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board of Directors concluded that the Fund’s expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors’ separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund’s asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer and Vice President

Benjamin Morton

Vice President

Tyler S. Rosenlicht

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol: Class	A—MLOAX
C—MLOCX
F—MLOFX*
I—MLOIX
R—MLORX
Z—MLOZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Future of Energy Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Annual Financial Statements and Additional Information

November 30, 2024

Cohen & Steers

Future of Energy

Fund, Inc.

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

MLOAXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: February 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date: February 4, 2025